LOANS TO THIRD PARTIES - Additional Information (Details) ¥ in Millions, $ in Millions	Jun. 28, 2024 CNY (¥)	Jun. 28, 2024 USD ($)
LOANS TO THIRD PARTIES
Effective percentage	63.10%	63.10%
Proceeds from collection	¥ 61.8	$ 8.7